Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing Procedures

In accordance with Item 402(x) of Regulation S-K under the Securities Act, we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of material non-public information (“MNPI”). Although we do not have a formal policy, program or plan that requires us to award equity or equity-based compensation on specific dates, we generally expect the Compensation Committee to approve and grant equity awards to our executive officers annually. Additionally, our insider trading policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us. We have not timed, and do not plan to time, the disclosure of MNPI for the purpose of affecting the value of executive compensation.

During the year ended December 31, 2025, no options were granted to our named executive officers within four business days prior to, or one business day following, the filing or furnishing of a periodic or current report by us that disclosed MNPI.

Award Timing Method	Although we do not have a formal policy, program or plan that requires us to award equity or equity-based compensation on specific dates, we generally expect the Compensation Committee to approve and grant equity awards to our executive officers annually.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false